UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF      CUSIP       VALUE    SHARES     SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                   (x$1000)   PRN  AMT   PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------  -----------
ADVANCED MAGNETICS INC        COM           00753P103        533      9,312     SH      SOLE     N/A      9,312
ALPHATEC HOLDINGS INC         COM           02081G102      1,293    375,779     SH      SOLE     N/A    375,779
CYPRESS BIOSCIENCES INC       COM PAR $.02  232674507      6,926    505,905     SH      SOLE     N/A    505,905
DENDREON CORP                 COM           24823Q107      3,247    422,200    PUT      SOLE     N/A    422,200
EMISPHERE TECHNOLOGIES INC    COM           291345106      1,378    286,511     SH      SOLE     N/A    286,511
INTROGEN THERAPEUTICS INC     COM           46119F107         90     21,646     SH      SOLE     N/A     21,646
KERYX BIOPHARMACEUTICALS INC  COM           492515101      1,600    160,952     SH      SOLE     N/A    160,952
MEDAREX INC                   COM           583916101      4,497    317,550     SH      SOLE     N/A    317,550
MEDIVATION INC                COM           58501N101      1,253     62,472     SH      SOLE     N/A     62,472
NORTHSTAR NEUROSCIENCE INC    COM           66704V101      1,588    142,320     SH      SOLE     N/A    142,320
NOVEN PHARMACEUTICALS INC     COM           670009109        890     55,853     SH      SOLE     N/A     55,853
OMRIX BIOPHARMACEUTICALS INC  COM           681989109      1,108     31,374     SH      SOLE     N/A     31,374
ORASURE TECHNOLOGIES INC      COM           68554V108        425     42,278     SH      SOLE     N/A     42,278
PLANETOUT INC                 COM           727058208        345    271,791     SH      SOLE     N/A    271,791
PROGENICS PHARMACEUTICALS INC COM           727058109        532     24,039     SH      SOLE     N/A     24,039
SUPERGEN INC                  COM           868059106        909    209,343     SH      SOLE     N/A    209,343

                              16                          26,614

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         16
Form 13F Information Table Value Total:         26,614
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE